Allowance for Loan Losses - Schedule of Changes in Amortized Yield for PCI Loans (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Accretable Yield Movement Schedule Roll Forward
Balance at beginning of period	$ 255,000	$ 336,000
Acquisition of PCI loans	0	0
Accretion	(336,000)	(164,000)
Transfers from non-accretable to accretable	306,000	83,000
Balance at end of period	$ 225,000	$ 255,000